Components of Accumulated Other Comprehensive Income Before Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ 95.6	$ 79.9
Prior service cost (credit)	0.3	(0.6)
Total accumulated other comprehensive income recognized in the balance sheet	95.9	79.3	$ 104.7
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	35.7	31.9
Prior service cost (credit)	3.8	2.3
Total accumulated other comprehensive income recognized in the balance sheet	39.5	34.2	$ 56.4
U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(4.8)	(3.0)
Prior service cost (credit)	(12.8)	(15.2)
Total accumulated other comprehensive income recognized in the balance sheet	(17.6)	(18.2)
Non-U.S. Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(1.5)	(2.5)
Prior service cost (credit)	0.2	0.0
Total accumulated other comprehensive income recognized in the balance sheet	$ (1.3)	$ (2.5)